Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue	$ 93,573	$ 119,911	$ 192,981	$ 216,934
Cost of revenue:
Platform commissions	(17,788)	(25,208)	(37,844)	(45,662)
Game operation cost	(14,561)	(14,221)	(28,346)	(27,860)
Other operating income	521	54	592	470
Selling and marketing expenses	(32,678)	(52,503)	(69,183)	(94,565)
General and administrative expenses	(8,737)	(9,016)	(18,308)	(16,770)
Impairment loss on trade and loan receivables and change in fair value of loans receivable	(3)	(378)	(7)	(2)
Total costs and expenses	(73,246)	(101,272)	(153,096)	(184,389)
Profit from operations	20,327	18,639	39,885	32,545
Finance income	545	1,202	1,086	3,101
Finance expenses	(1,080)	(118)	(2,709)	(220)
Change in fair value of share warrant obligation and other financial instruments	73	213	213	100
Share of profit/(loss) of equity-accounted associates	1,745	(1,715)	2,221	(1,715)
Profit before income tax	21,610	18,221	40,696	33,811
Income tax expense	(1,666)	(1,596)	(3,348)	(2,920)
Profit for the year net of tax	19,944	16,625	37,348	30,891
Attributable to equity holders of the Company	19,944	16,625	37,348	30,891
Other comprehensive income
Items that are or may be reclassified subsequently to profit or loss	1,030	816	1,199	803
Foreign currency translation difference	972	800	1,183	869
Other	58	16	16	(66)
Total comprehensive income for the year, net of tax	20,974	17,441	38,547	31,694
Attributable to equity holders of the Company	$ 20,974	$ 17,441	$ 38,547	$ 31,694
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	$ 1.1	$ 0.92	$ 2.06	$ 1.7
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	$ 1.08	$ 0.9	$ 2.02	$ 1.68